COMMITMENT	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 11 - COMMITMENT

On March 31, 2015, the Company entered into an agreement with Mega Idea Holdings Limited, dba ANX (“ANX”), to provide Crypto-currency deposit and exchange services. Pursuant to the terms of the agreement, the Company is required to pay monthly maintenance fees of US$10,000 for maintenance and support of the exchange platform. The agreement with ANX is for a term of three years.

On April 7, 2017, the Company entered into a debt settlement agreement with ANX for outstanding service fees of US$95,050 for a one-time cash payment of US$40,000. The gain of $73,916 (US$55,050) on the forgiveness of debt was recorded as a reduction in exchange platform development costs for the year ended December 31, 2016.

Concurrently with the debt settlement agreement, the Company entered into a revised agreement with ANX. Pursuant to the terms of the agreement, the Company is required to pay monthly maintenance fees of US$1,500 for the first six months commencing the first month after the effective date, and US$5,000 thereafter. The revised agreement with ANX is for a term of two years.